Prepaid expenses and other receivables (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY
Prepaid expenses and other receivables
Prepaid expenses	$ 3,313	20,593	9,372
Tax receivables	2,157	13,406
Other receivables	484	3,011	2,230
Total prepaid expenses and other receivables	$ 5,954	37,010	11,602